Fair Value Measurements (Details 1) - Original Issue Discount Senior Secured Convertible Promissory Notes - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance	$ 2,400,000	$ 2,400,000
Realized gains (losses)
Unrealized gains (losses) relating to instruments still held at the reporting date
Purchases, sales, issuances and settlements, net
Discount on notes
Amortization of discount on notes
Conversion of notes to common stock
Balance	$ 2,400,000	$ 2,400,000